Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 30, 2024	Sep. 29, 2024
Organization and Nature of Operations
Net loss	¥ 22,401,709	$ 3,069,021	¥ 20,719,753	¥ 14,437,104
Operating cash outflow	7,800,000	$ 1,075,334	1,381,546	¥ 3,866,008
Accumulated deficit	(113,100,000)		(90,758,034)		$ (15,490,281)
Net current liabilities	400,000
cash and cash equivalents, restricted cash and short-term investment	41,800,000
Trade and notes payable	34,400,000		¥ 29,766,134		$ 4,711,036
Other Liabilities	16,000,000
Outstanding borrowings	¥ 9,100,000
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Organization and Nature of Operations
Percentage of indirect interest in total paid-in capital	90.91%	90.91%	100.00%
NIO Holding Co., Ltd.
Organization and Nature of Operations
Percentage of indirect interest in total paid-in capital	89.02%	89.02%	92.114%
NIO Holding Co., Ltd.
Organization and Nature of Operations
Equity interest held	100.00%		100.00%		100.00%		88.25%
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Organization and Nature of Operations
Equity interest held	100.00%				100.00%	90.91%
Prime Hubs
Organization and Nature of Operations
Number of share held by variable interest entities | shares	4,250,002	4,250,002	4,250,002